Note 47 - Impairment or reversal of impairment on financial assets not measured at fair value through profit or loss (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	[1]	Dec. 31, 2018	[1]
Impairment or reversal of impairment on financial assets not measured at fair value through profir or loss
Financial assets measured at cost, debt securities, impairment or reversal of impairment	€ 19,000,000	€ 82,000,000		€ 1,000,000
Loans and receivables, impairment or reversal of impairment	5,160,000,000	3,470,000,000		3,680,000,000
Recovery of written-off assets	(339,000,000)	(919,000,000)		(589,000,000)
Total impairment or reversal of impairment on financial assets not measured at fair value through profit or loss	€ 5,179,000,000	€ 3,552,000,000	[2]	€ 3,681,000,000	[2]

[1]	(*) In 2020, the amount includes the negative impact of the update of the macroeconomic scenario following the COVID-19 pandemic (see Notes 1.5 and 7.2).
[2]	(*) Restated due to the sale of the stake in BBVA USA (see Notes 3 and 21).